Cash and Cash Equivalents and Other Investments (Details) - Schedule of Cash and Cash Equivalents - MXN ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents and Other Investments [Abstract]
Cash		$ 1,334,415	$ 4,040,351
Cash equivalents	[1]	22,249,920	17,506,035
Total		$ 23,584,335	$ 21,546,386	$ 15,130,192	$ 7,727,698

[1]	Cash equivalents are investments with initial original maturities of less than 90 days and consist primarily of Treasury Bills issued by the United States Treasury Department.